INTANGIBLE ASSETS AND GOODWILL, NET (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS AND GOODWILL, NET
Schedule of detailed information about intangible assets

The movement of intangible assets with limited useful life for the years ended December 31, 2019, 2018 and 2017 was as follows:

	Client		Fund			Intangible
	relationships	Brand	manager	Relationships	Software and	in
Description	(i)	name (ii)	contract (iii)	with holders	developments	progress	Other	2019	2018	2017
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cost -
Balances at January 1	403,607	258,928	95,527	21,100	2,173,302	427,028	26,841	3,406,333	3,090,365	2,789,435
Additions	—	—	—	—	101,503	270,454	—	371,957	419,789	271,722
Acquisition of business, Note 2(a)	18,462	1,164	4,298	—	79,165	—	23,039	126,128	—	—
Transfers	—	—	—	—	357,432	(357,432)	—	—	—	—
Disposals and others	(43,173)	(66,845)	(5,682)	—	(6,841)	23,297	(185)	(99,429)	(103,821)	29,208
Balances at December 31	378,896	193,247	94,143	21,100	2,704,561	363,347	49,695	3,804,989	3,406,333	3,090,365

Accumulated amortization -
Balance at January 1	257,580	120,425	7,072	16,703	1,513,340	—	26,841	1,941,961	1,747,475	1,464,894
Amortization of the year	27,229	7,041	4,396	3,516	266,338	—	446	308,966	258,984	241,080
Acquisition of business, Note 2(a)	—	—	—	—	3,104	—	—	3,104	—	—
Disposals and others	(40,858)	(66,823)	973	—	(8,599)	—	—	(115,307)	(64,498)	41,501
Balance at December 31	243,951	60,643	12,441	20,219	1,774,183	—	27,287	2,138,724	1,941,961	1,747,475

Net carrying amount	134,945	132,604	81,702	881	930,378	363,347	22,408	1,666,265	1,464,372	1,342,890

Schedule of detailed information about client relationships intangible assets

This item consists of the following:

	2019	2018
	S/(000)	S/(000)

Prima AFP - AFP Unión Vida	82,322	94,670
Credicorp Capital Holding Chile - Inversiones IMT	19,333	22,776
Mibanco	15,036	27,065
Ultraserfinco	13,400	—
Culqi	2,550	—
Tenpo	2,304	—
Mibanco - Edyficar Perú	—	1,516
Net carrying amount	134,945	146,027

Schedule of detailed information about brand intangible assets	This item consists of the following:

	2019	2018
	S/(000)	S/(000)

Mibanco	131,440	138,268
Culqi	1,164	—
Credicorp Capital Holding Chile - Inversiones IMT	—	235
Net carrying amount	132,604	138,503

Schedule of detailed information about fund manager contract intangible assets

This item consists of the following:

	2019	2018
	S/(000)	S/(000)

Credicorp Capital Colombia	42,352	47,886
Credicorp Capital Holding Chile - Inversiones IMT	34,997	40,569
Ultrasefinco S.A.	4,353	—
Net carrying amount	81,702	88,455

Schedule of reconciliation of changes in goodwill

Goodwill acquired through business combinations has been allocated to each subsidiary or groups of them, which are also identified as a CGU for the purposes of impairment testing, as follows:

	2019	2018
	S/(000)	S/(000)
Mibanco - Edyficar Perú	273,694	273,694
Banco Compartir S.A.	212,085	—
Prima AFP - AFP Unión Vida	124,641	124,641
Credicorp Capital Colombia	72,134	74,391
Banco de Crédito del Perú	52,359	52,359
Ultraserfinco S.A.	45,339	—
Pacífico Seguros	36,354	36,354
Atlantic Security Holding Corporation	29,795	29,795
Tenpo SpA	23,051	—
Multicaja Prepago S.A.	12,943	—
Compañía Incubadora de Soluciones Móviles S.A.	3,518	—
Crediseguro Seguros Personales	96	96
Net carrying amount	886,009	591,330

Summary of key assumptions used for calculation of fair value less selling costs

The following table summarizes the key assumptions used for the calculation of fair value less selling costs in 2019 and 2018:

	At December 31, 2019
	Terminal
	value growth
Description	rate	Discount rate
	%	%
Mibanco - Edyficar Perú	3.00	12.35
Prima AFP - AFP Unión Vida	1.00	11.63
Credicorp Capital Colombia	3.80	12.62
Banco de Crédito del Perú	5.00	11.19
Pacífico Seguros (*)	5.00	10.72 and 12.00
Atlantic Security Holding Corporation	2.00	11.41

	At December 31, 2018
Description	Terminal
	value growth
	rate	Discount rate
	%	%
Mibanco - Edyficar Perú	3.00	14.18
Prima AFP - AFP Unión Vida	1.00	10.73
Credicorp Capital Colombia	3.80	14.65
Banco de Crédito del Perú	5.00	11.15
Pacífico Seguros (*)	5.00	12.05 and 14.00
Atlantic Security Holding Corporation	2.00	10.07

(*)As of December 31, 2019 and 2018, corresponds to the discount rates used to determine the recoverable value for the general and life insurance business lines cash flows.